Related Party Transactions - Additional Information (Detail) ¥ in Thousands	Apr. 01, 2021 CNY (¥)
Guangzhou Burning Rock Biological Engineering Co Ltd. [Member] | Office Sublease Agreement [Member]
Sublease Income	¥ 97